UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION
13 OR 15(d) OF THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2025 to January 31, 2025.

Commission File Number of issuing entity:	333-265964

Central Index Key Number of issuing entity:	0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor:	333-265964-01

Central Index Key Number of depositor:	0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor:	0000036644

First National Bank of Omaha
(Exact name of sponsor as specified in its charter)

Lori Niemeyer, (402) 341-0500
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A
(I.R.S. Employer Identification No.)

1620 Dodge Street Stop Code 3201 Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class

Series 2023-1 Class A	[ ]	[ ]	[ X ]
Series 2023-2 Class A	[ ]	[ ]	[ X ]
Series 2024-1 Class A	[ ]	[ ]	[ X ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes   X   No ___

PART I —DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibit 99.1, Exhibit 99.2 and Exhibit 99.3 with respect to the Series 2023-1 Notes, the Series 2023-2 Notes and the Series 2024-1 Notes, respectively.

Account Deliquency Experience Trust Portfolio

	Month Ended January 31, 2025		Month Ended December 31, 2024		Month Ended November 30, 2024		Month Ended October 31, 2024
		Percentage of		Percentage of		Percentage of		Percentage of
		Total Active		Total Active		Total Active		Total Active
	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding	Active Accounts	Accounts Outstanding
Total Active Accounts *	940,181	100.00%	968,504	100.00%	965,443	100.00%	959,149	100.00%
Accounts Delinquent
30 to 59 days	2,320	0.25%	2,611	0.27%	2,476	0.26%	2,421	0.25%
60 to 89 days	1,787	0.19%	1,702	0.18%	1,751	0.18%	1,629	0.17%
90 to 119 days	1,426	0.15%	1,489	0.15%	1,375	0.14%	1,365	0.14%
120 to 149 days	1,280	0.14%	1,195	0.12%	1,205	0.12%	1,135	0.12%
150 or More Days	1,096	0.12%	1,112	0.11%	1,042	0.11%	1,002	0.10%
Total	7,909	0.84%	8,109	0.84%	7,849	0.81%	7,552	0.79%

* Active Accounts represent those accounts with a non zero balance

Net Charge-Off Experience
Trust Portfolio

	Month Ended	Month Ended	Month Ended	Month Ended
	January 31, 2025	December 31, 2024	November 30, 2024	October 31, 2024
Average Receivables Outstanding	$2,783,825,765	$2,840,060,169	$2,764,145,207	$2,772,695,386
Total Gross Charge-Offs	$9,493,248	$8,850,347	$9,286,412	$8,134,130

Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	4.09%	3.74%	4.03%	3.52%

Recoveries	$1,487,760	$1,305,251	$1,281,690	$1,453,241

Net Charge-Offs	$8,005,488	$7,545,097	$8,004,722	$6,680,888

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	3.45%	3.19%	3.48%	2.89%
Accounts Experiencing a Loss	1,906	2,686	2,232	2,201
Accounts Experiencing a Recovery	2,906	2,820	2,614	2,749
Average Net Loss of Accounts with a Loss	$4,200	$2,809	$3,586	$3,035

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?  Yes ☐     No ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?  Yes ☐     No ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?  Yes ☐     No ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from January 1, 2025 to January 31, 2025.

The depositor filed its most recent Form ABS-15G on January 3, 2025. The CIK number of the depositor is 0001171040.

PART II —OTHER INFORMATION

Item 7.	Change in Sponsor Interest in the Securities.

The information regarding the interest retained to satisfy legal requirements regarding the credit risk retention rules of Regulation RR is provided in the table below:

Seller's Interest
First National Master Note Trust

Month Ended
January 31, 2025
Aggregate principal receivables	$2,723,503,202
Outstanding principal balance of all Series of Notes Outstanding	$(1,602,569,000)
Aggregate amount on deposit in the Excess Funding Account	$-
Seller's interest	$1,120,934,202

Aggregate unpaid principal balance of all Series of Notes
Outstanding not held by FNBO	$1,250,000,000

Aggregate amount on deposit in the Principal Accumulation
accounts for all Series of Notes not held by FNBO	$-

Adjusted Outstanding Investor ABS Interests	$1,250,000,000

Seller's Interest as a percentage of the Adjusted
Outstanding Investor ABS Interests	89.67%

Minimum Seller's Interest as a % of Adjusted Outstanding Investor
ABS Interests as required by Regulation RR	5%

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2023-1 Noteholders

99.2	Monthly Report to Series 2023-2 Noteholders

99.3	Monthly Report to Series 2024-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: February 10, 2025

By:	First National Funding Corporation,

Managing Member

By:	/s/ Lori Niemeyer
Lori Niemeyer
Senior Vice President